TAXES ON INCOME	12 Months Ended
Dec. 31, 2015
TAXES ON INCOME [Abstract]
TAXES ON INCOME

NOTE 10 - TAXES ON INCOME:

a.	The Company

The Company is taxed according to Israeli tax laws:

1)	Measurement of results for tax purposes

As explained in Note 1c, the dollar is the functional currency of the Company, and the Company's consolidated financial statements are presented in dollars. The difference between the changes in the Israeli shekel ("NIS") and the exchange rate of the dollar, both on an annual and a cumulative basis causes a difference between taxable income and income reflected in these consolidated financial statements.

ASC 740-10-25, "Income Taxes", prohibits the recognition of deferred tax liabilities or assets that arise from differences between the financial reporting and tax bases of assets and liabilities that are premeasured from the local currency into dollars using historical exchange rates, and that result from changes in exchange rates or indexing for tax purposes. Consequently, the abovementioned differences were not reflected in the computation of deferred tax assets and liabilities.

Starting in the year ended December 31, 2014, the Company elected to compute its taxable income in accordance with Income Tax Regulations (Rules for Accounting for Foreign Investors Companies and Certain Partnerships and Setting their Taxable Income), 1986. Accordingly, the taxable income or loss is calculated in dollars. Applying these regulations reduces the effect of dollar-NIS exchange rate on the Company's Israeli taxable income.

2)	Tax rates

The income of the Company (other than income from "Approved Enterprise" or "Benefited Enterprise", see 3. below) is taxed at the regular corporate tax rate. On December 6, 2011, the "Tax Burden Distribution Law" Legislation Amendments (2011) was published. Under this law, the corporate tax rate was set at 25% as from 2012 and thereafter. On August 5, 2013, the Law for Change of National Priorities (Legislative Amendments for Achieving the Budgetary Goals for 2013-2014), 2013 was published. Under this law, the corporate tax rate was raised to 26.5% beginning in 2014 and thereafter.

In January 2016, the Amendment of the Income Tax Ordinance (No. 216), 2016, was published and set the reduction of the corporate tax, starting in 2016 and thereafter, from 26.5% to 25%.

3)	Tax benefits under the Law for the Encouragement of Capital Investments, 1959 (the "Investment Law")

Under the Investment Law, including Amendment No. 60 to the Investment Law that was published in April 2005, by virtue of the Approved Enterprise or Benefited Enterprise status granted to certain of its production facilities the Company is entitled to various tax benefits.

The main benefit arising from such status is the reduction in tax rates on income derived from an Approved Enterprise. Income derived from Approved or Benefited Enterprises is tax exempt for a period of up to ten years period of benefits. The period of tax benefits, as described above, is subject to limitations of the earlier of 12 years from the commencement of production, or 14 years from the date of approval. As of December 31, 2015, the period of benefits has not yet commenced.

In the event of distribution of cash dividends from income which was tax exempt as above, the amount distributed will be subject to the tax rate it was exempted from.

The Company is entitled to claim accelerated depreciation in respect of equipment used by the Approved or Benefited Enterprises during five tax years.

Entitlement to the above benefits is conditioned upon the Company fulfilling the conditions stipulated by the Investment Law and regulations published thereunder, and in the certificate of approval for the specific investments in Approved Enterprises. In the event of failure to comply with these conditions, the benefits may be canceled and the Company may be required to refund the amount of the benefits, in whole or in part, with the addition of linkage differences to the Israeli consumer price index and interest.

4)	Amendment of the Investment Law

Under an amendment 68 to the Investment Law (“Amendment 68”), a uniform corporate tax rate will apply to all qualifying industrial income of such company (“Industrial Company”), as opposed to the previous law's incentives, which were limited to income from Approved Enterprises during their benefits period. Under the law, when the election is made, the uniform tax rate (for 2014 and on) will be 9% in areas in Israel designated as Development Zone A.

The benefits are granted to companies that qualify under criteria set forth in the Investment Law; for the most part, those criteria are similar to the criteria that have existed in the Investment Law prior to its amendment and the benefit period is unlimited in time. Under the transitional provisions of the Investment Law, a company is allowed to continue to enjoy the tax benefits available under the Investment Law prior to its amendment until the end of the period of benefits, as defined in the Investment Law. In each year during the period of benefits of its Approved or Benefitted Enterprises, the Company will be able to opt for application of the Amendment, thereby making available to itself the tax rates as above. The Company's election to apply the Amendment is irrevocable.

As of December 31, 2015, the Company decided not to adopt the application of Amendment 68.

5)	Losses for tax purposes, carried forward to future years

Carryforward tax losses of the Company at December 31, 2015, approximated $5 million and can be carried forward without expiration.

b.	Non-Israeli Subsidiaries

Subsidiaries that are incorporated outside of Israel are assessed for tax under the tax laws in their countries of residence. The principal tax rates (Federal and State) applicable to the subsidiaries incorporated in the U.S. is approximately 40%.

c.	Tax assessments

The Company and its subsidiaries have not been assessed since incorporation. In accordance with the Israeli Income Tax Ordinance, tax assessments of the Company through tax year 2010 are considered final.

d.	Income before income taxes is composed of the following:

	Year ended December 31
	2015	2014	2013

	U.S.dollars In thousands
Israel	$5,742	$7,138	$10,414
Non-Israeli subsidiaries	903	653	814
	$6,645	$7,791	$11,228

e.	Taxes on income - current -

non-Israeli subsidiaries	$407	$406	$324

f.	Uncertain tax positions

As of December 31, 2015 and 2014, the Company had not accrued a provision for uncertain tax positions.

g.	Deferred income taxes

Deferred taxes are computed using the tax rates expected to be in effect when those differences reverse. Since the Company is entitled to a tax exemption for a period of ten years, the tax rate used in computation of deferred taxes on its carry forward losses and timing differences is zero.

h.	Reconciliation of theoretical tax expense to actual tax expense:

	Year ended December 31
	2015	2014	2013

	U.S. dollars in thousands
Income before taxes on income	$6,645	$7,791	$11,228
Theoretical tax expenses (benefit) at the statutory rate (2013 – 25%; 2014 and 2015-26.5%)	1,761	2,065	2,807
Increase (decrease) in taxes on income due to:
Computation of deferred taxes at a rate, which is different than statutory rate	(1,194)	(1,314)	(2,033)
Difference between income reported for tax purposes and income for financial reporting purposes – mainly dollar – NIS differences	(738)	(675)	(754)
Non-deductible expenses- mainly share-based compensation expense	452	256	183
Different effective tax rates applicable to the subsidiaries	126	74	121
	$407	$406	$324